Supplement dated July 20, 2011
to the Class J Prospectus
for Principal Funds, Inc.
dated March 1, 2011

(as supplemented on March 14, 2011 and June 16, 2011)

This supplement updates information currently in the Prospectus. Retain this supplement with the
Prospectus.

SMALLCAP BLEND FUND

Under the Management and Sub-Advisor(s) and Portfolio Manager(s) headings, insert the following:

· Brian Pattinson (since 2011), Portfolio Manager

Delete the information regarding Thomas Morabito.

SMALLCAP GROWTH FUND

Under the Management and Sub-Advisor(s) and Portfolio Manager(s) headings, insert the following:

· Brian Pattinson (since 2011), Portfolio Manager

Delete the information regarding Thomas Morabito.

SMALLCAP VALUE FUND

Under the Management and Sub-Advisor(s) and Portfolio Manager(s) headings, insert the following:

· Phil Nordhus (since 2011), Portfolio Manager
· Brian Pattinson (since 2011), Portfolio Manager

Delete the information regarding Thomas Morabito.

MANAGEMENT OF THE FUNDS

In the section for Principal Global Investors that begins on page 181, add the following information:
Brian Pattinson has been with Principal Global Investors since 1994. He earned a bachelor's degree and an M.B.A. in Finance from the University of Iowa. Mr. Pattinson has earned the right to use the Chartered
Financial Analyst designation.

Delete the information regarding Thomas Morabito.